Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.07%
Advertising–0.63%
Interpublic Group of Cos., Inc. (The)	36,795	$1,026,948
Omnicom Group, Inc.(b)	12,567	1,024,588
Trade Desk, Inc. (The), Class A(b)(c)	20,701	1,014,556
		3,066,092
Aerospace & Defense–2.45%
Axon Enterprise, Inc.(b)(c)	1,277	916,426
Boeing Co. (The)(c)	4,229	912,745
General Dynamics Corp.	2,957	1,008,337
General Electric Co.	3,294	990,901
Howmet Aerospace, Inc.(b)	5,197	1,019,807
Huntington Ingalls Industries, Inc.	3,513	1,011,428
L3Harris Technologies, Inc.	3,466	1,058,551
Lockheed Martin Corp.	2,059	1,027,873
Northrop Grumman Corp.	1,647	1,003,550
RTX Corp.(b)	6,163	1,031,255
Textron, Inc.	11,789	996,053
TransDigm Group, Inc.	747	984,561
		11,961,487
Agricultural & Farm Machinery–0.19%
Deere & Co.	2,026	926,409
Agricultural Products & Services–0.38%
Archer-Daniels-Midland Co.(b)	15,554	929,196
Bunge Global S.A.	11,601	942,581
		1,871,777
Air Freight & Logistics–0.80%
C.H. Robinson Worldwide, Inc.(b)	7,484	990,882
Expeditors International of Washington, Inc.	7,872	965,028
FedEx Corp.	4,233	998,184
United Parcel Service, Inc., Class B	11,392	951,574
		3,905,668
Apparel Retail–0.40%
Ross Stores, Inc.	6,400	975,296
TJX Cos., Inc. (The)	6,829	987,064
		1,962,360
Apparel, Accessories & Luxury Goods–0.61%
lululemon athletica, Inc.(c)	5,701	1,014,379
Ralph Lauren Corp.	3,056	958,239
Tapestry, Inc.(b)	8,871	1,004,375
		2,976,993
Application Software–2.84%
Adobe, Inc.(c)	2,728	962,302
AppLovin Corp., Class A(c)	1,650	1,185,591
Autodesk, Inc.(c)	2,949	936,809
Cadence Design Systems, Inc.(c)	2,757	968,424
Datadog, Inc., Class A(c)	6,866	977,718
Fair Isaac Corp.(c)	624	933,834
Intuit, Inc.	1,423	971,781
Palantir Technologies, Inc., Class A(c)	5,602	1,021,917
Shares		Value
Application Software–(continued)
PTC, Inc.(c)	4,671	$948,306
Roper Technologies, Inc.	1,875	935,044
Salesforce, Inc.	3,937	933,069
Synopsys, Inc.(c)	2,418	1,193,017
Tyler Technologies, Inc.(c)	1,749	915,007
Workday, Inc., Class A(c)	4,123	992,530
		13,875,349
Asset Management & Custody Banks–1.97%
Ameriprise Financial, Inc.	1,942	954,008
Bank of New York Mellon Corp. (The)	9,185	1,000,798
BlackRock, Inc.	866	1,009,643
Blackstone, Inc., Class A	5,360	915,756
Franklin Resources, Inc.(b)	39,292	908,824
Invesco Ltd.(d)	43,103	988,783
KKR & Co., Inc., Class A	6,857	891,067
Northern Trust Corp.	7,517	1,011,788
State Street Corp.(b)	8,624	1,000,470
T. Rowe Price Group, Inc.(b)	8,957	919,346
		9,600,483
Automobile Manufacturers–0.66%
Ford Motor Co.(b)	83,641	1,000,346
General Motors Co.	16,659	1,015,699
Tesla, Inc.(c)	2,697	1,199,410
		3,215,455
Automotive Parts & Equipment–0.21%
Aptiv PLC (Jersey)(c)	11,704	1,009,119
Automotive Retail–0.55%
AutoZone, Inc.(c)	226	969,594
CarMax, Inc.(b)(c)	16,139	724,157
O’Reilly Automotive, Inc.(c)	9,087	979,670
		2,673,421
Biotechnology–1.58%
AbbVie, Inc.	4,514	1,045,171
Amgen, Inc.(b)	3,430	967,946
Biogen, Inc.(c)	6,698	938,256
Gilead Sciences, Inc.	8,288	919,968
Incyte Corp.(c)	11,075	939,271
Moderna, Inc.(b)(c)	38,413	992,208
Regeneron Pharmaceuticals, Inc.	1,718	965,980
Vertex Pharmaceuticals, Inc.(c)	2,476	969,700
		7,738,500
Brewers–0.18%
Molson Coors Beverage Co., Class B(b)	19,615	887,579
Broadcasting–0.46%
Fox Corp., Class A(b)	10,721	676,066
Fox Corp., Class B	6,737	385,963
Paramount Skydance Corp.(b)	62,101	1,174,951
		2,236,980
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–0.38%
Amazon.com, Inc.(c)	4,177	$917,144
eBay, Inc.	10,463	951,610
		1,868,754
Building Products–1.53%
A.O. Smith Corp.	13,177	967,324
Allegion PLC	5,605	994,047
Builders FirstSource, Inc.(c)	6,860	831,775
Carrier Global Corp.	15,394	919,022
Johnson Controls International PLC	8,861	974,267
Lennox International, Inc.	1,709	904,676
Masco Corp.	13,055	918,941
Trane Technologies PLC	2,288	965,444
		7,475,496
Cable & Satellite–0.39%
Charter Communications, Inc., Class A(c)	3,632	999,181
Comcast Corp., Class A	28,737	902,917
		1,902,098
Cargo Ground Transportation–0.38%
J.B. Hunt Transport Services, Inc.(b)	6,976	935,970
Old Dominion Freight Line, Inc.	6,529	919,153
		1,855,123
Casinos & Gaming–0.59%
Las Vegas Sands Corp.	17,527	942,777
MGM Resorts International(c)	26,571	920,951
Wynn Resorts Ltd.	7,772	996,915
		2,860,643
Commodity Chemicals–0.37%
Dow, Inc.	40,083	919,103
LyondellBasell Industries N.V., Class A	17,686	867,322
		1,786,425
Communications Equipment–0.77%
Arista Networks, Inc.(c)	6,383	930,067
Cisco Systems, Inc.	14,021	959,317
F5, Inc.(c)	2,924	945,007
Motorola Solutions, Inc.(b)	1,997	913,208
		3,747,599
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	12,468	942,830
Construction & Engineering–0.41%
EMCOR Group, Inc.	1,506	978,207
Quanta Services, Inc.(b)	2,448	1,014,500
		1,992,707
Construction Machinery & Heavy Transportation Equipment– 0.82%
Caterpillar, Inc.	2,210	1,054,502
Cummins, Inc.	2,357	995,526
PACCAR, Inc.(b)	9,681	951,836
Wabtec Corp.	5,039	1,010,168
		4,012,032
Construction Materials–0.40%
Martin Marietta Materials, Inc.(b)	1,549	976,304
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	3,245	$998,227
		1,974,531
Consumer Electronics–0.20%
Garmin Ltd.	4,047	996,452
Consumer Finance–0.57%
American Express Co.	2,886	958,614
Capital One Financial Corp.	4,275	908,779
Synchrony Financial	12,780	908,019
		2,775,412
Consumer Staples Merchandise Retail–0.96%
Costco Wholesale Corp.	999	924,704
Dollar General Corp.	8,972	927,256
Dollar Tree, Inc.(b)(c)	9,664	911,992
Target Corp.(b)	10,522	943,823
Walmart, Inc.	9,513	980,410
		4,688,185
Copper–0.17%
Freeport-McMoRan, Inc.	21,438	840,798
Data Center REITs–0.39%
Digital Realty Trust, Inc.	5,494	949,803
Equinix, Inc.	1,233	965,735
		1,915,538
Data Processing & Outsourced Services–0.19%
Broadridge Financial Solutions, Inc.	3,847	916,240
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B(b)	35,027	948,531
Constellation Brands, Inc., Class A	6,733	906,733
		1,855,264
Distributors–0.57%
Genuine Parts Co.(b)	6,847	948,994
LKQ Corp.	29,982	915,651
Pool Corp.(b)	3,015	934,861
		2,799,506
Diversified Banks–1.58%
Bank of America Corp.	19,053	982,944
Citigroup, Inc.	9,829	997,643
Fifth Third Bancorp(b)	20,989	935,060
JPMorgan Chase & Co.	3,178	1,002,437
KeyCorp(b)	49,672	928,370
PNC Financial Services Group, Inc. (The)	4,731	950,600
U.S. Bancorp	19,415	938,327
Wells Fargo & Co.	11,895	997,039
		7,732,420
Diversified Financial Services–0.20%
Apollo Global Management, Inc.(b)	7,147	952,481
Diversified Support Services–0.38%
Cintas Corp.	4,743	973,548
Copart, Inc.(c)	19,829	891,710
		1,865,258
Electric Utilities–3.45%
Alliant Energy Corp.(b)	14,927	1,006,229
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.(b)	8,817	$991,913
Constellation Energy Corp.(b)	2,917	959,897
Duke Energy Corp.	7,871	974,036
Edison International	17,189	950,208
Entergy Corp.(b)	10,800	1,006,452
Evergy, Inc.	13,340	1,014,107
Eversource Energy	14,592	1,038,075
Exelon Corp.(b)	22,050	992,470
FirstEnergy Corp.	22,091	1,012,210
NextEra Energy, Inc.(b)	13,445	1,014,963
NRG Energy, Inc.	5,926	959,716
PG&E Corp.	62,594	943,918
Pinnacle West Capital Corp.(b)	10,902	977,473
PPL Corp.(b)	26,689	991,763
Southern Co. (The)	10,433	988,735
Xcel Energy, Inc.(b)	12,917	1,041,756
		16,863,921
Electrical Components & Equipment–1.16%
AMETEK, Inc.	5,097	958,236
Eaton Corp. PLC	2,637	986,897
Emerson Electric Co.(b)	7,146	937,412
Generac Holdings, Inc.(b)(c)	5,200	870,480
Hubbell, Inc.	2,159	929,039
Rockwell Automation, Inc.	2,814	983,578
		5,665,642
Electronic Components–0.41%
Amphenol Corp., Class A	8,021	992,599
Corning, Inc.	12,463	1,022,340
		2,014,939
Electronic Equipment & Instruments–0.80%
Keysight Technologies, Inc.(c)	5,613	981,826
Teledyne Technologies, Inc.(b)(c)	1,753	1,027,328
Trimble, Inc.(c)	11,915	972,860
Zebra Technologies Corp., Class A(c)	3,120	927,139
		3,909,153
Electronic Manufacturing Services–0.40%
Jabil, Inc.(b)	4,428	961,629
TE Connectivity PLC (Switzerland)	4,541	996,886
		1,958,515
Environmental & Facilities Services–0.80%
Republic Services, Inc.	4,179	958,997
Rollins, Inc.(b)	16,944	995,290
Veralto Corp.	9,011	960,663
Waste Management, Inc.	4,388	969,002
		3,883,952
Fertilizers & Agricultural Chemicals–0.58%
CF Industries Holdings, Inc.	10,744	963,737
Corteva, Inc.	13,307	899,952
Mosaic Co. (The)	27,958	969,584
		2,833,273
Financial Exchanges & Data–1.71%
Cboe Global Markets, Inc.	4,074	999,149
CME Group, Inc., Class A	3,676	993,218
Coinbase Global, Inc., Class A(c)	3,029	1,022,257
Shares		Value
Financial Exchanges & Data–(continued)
FactSet Research Systems, Inc.	2,660	$762,063
Intercontinental Exchange, Inc.	5,546	934,390
Moody’s Corp.	1,901	905,789
MSCI, Inc.	1,695	961,760
Nasdaq, Inc.(b)	10,164	899,006
S&P Global, Inc.	1,782	867,317
		8,344,949
Food Distributors–0.20%
Sysco Corp.(b)	11,912	980,834
Food Retail–0.20%
Kroger Co. (The)	14,251	960,660
Footwear–0.36%
Deckers Outdoor Corp.(c)	8,369	848,365
NIKE, Inc., Class B	12,864	897,007
		1,745,372
Gas Utilities–0.20%
Atmos Energy Corp.	5,827	994,960
Gold–0.21%
Newmont Corp.	11,906	1,003,795
Health Care Distributors–0.81%
Cardinal Health, Inc.	6,398	1,004,230
Cencora, Inc.	3,224	1,007,597
Henry Schein, Inc.(b)(c)	14,171	940,529
McKesson Corp.	1,327	1,025,161
		3,977,517
Health Care Equipment–3.08%
Abbott Laboratories	7,385	989,147
Baxter International, Inc.(b)	40,122	913,578
Becton, Dickinson and Co.	5,069	948,765
Boston Scientific Corp.(c)	9,143	892,631
DexCom, Inc.(c)	12,659	851,824
Edwards Lifesciences Corp.(c)	12,202	948,950
GE HealthCare Technologies, Inc.	12,570	944,007
Hologic, Inc.(c)	14,582	984,139
IDEXX Laboratories, Inc.(c)	1,497	956,418
Insulet Corp.(c)	2,829	873,397
Intuitive Surgical, Inc.(c)	2,123	949,469
Medtronic PLC	10,347	985,448
ResMed, Inc.	3,531	966,541
STERIS PLC	3,918	969,470
Stryker Corp.	2,494	921,957
Zimmer Biomet Holdings, Inc.(b)	9,338	919,793
		15,015,534
Health Care Facilities–0.42%
HCA Healthcare, Inc.	2,367	1,008,816
Universal Health Services, Inc., Class B(b)	5,019	1,026,084
		2,034,900
Health Care REITs–0.81%
Alexandria Real Estate Equities, Inc.(b)	11,372	947,742
Healthpeak Properties, Inc.(b)	53,213	1,019,029
Ventas, Inc.	13,793	965,372
Welltower, Inc.(b)	5,684	1,012,548
		3,944,691
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–0.99%
Cigna Group (The)	3,158	$910,293
CVS Health Corp.(b)	12,913	973,511
DaVita, Inc.(b)(c)	7,222	959,587
Labcorp Holdings, Inc.(b)	3,499	1,004,423
Quest Diagnostics, Inc.(b)	5,303	1,010,646
		4,858,460
Health Care Supplies–0.58%
Align Technology, Inc.(b)(c)	7,185	899,706
Cooper Cos., Inc. (The)(b)(c)	14,117	967,861
Solventum Corp.(c)	13,411	979,003
		2,846,570
Heavy Electrical Equipment–0.19%
GE Vernova, Inc.	1,484	912,512
Home Furnishings–0.19%
Mohawk Industries, Inc.(c)	7,108	916,363
Home Improvement Retail–0.38%
Home Depot, Inc. (The)	2,328	943,282
Lowe’s Cos., Inc.	3,610	907,229
		1,850,511
Homebuilding–0.75%
D.R. Horton, Inc.	5,463	925,815
Lennar Corp., Class A(b)	7,044	887,826
NVR, Inc.(b)(c)	113	907,916
PulteGroup, Inc.(b)	7,054	932,045
		3,653,602
Homefurnishing Retail–0.19%
Williams-Sonoma, Inc.(b)	4,714	921,351
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	54,302	924,220
Hotels, Resorts & Cruise Lines–1.52%
Airbnb, Inc., Class A(c)	7,740	939,791
Booking Holdings, Inc.(b)	174	939,473
Carnival Corp.(c)	30,459	880,570
Expedia Group, Inc.	4,434	947,767
Hilton Worldwide Holdings, Inc.	3,497	907,262
Marriott International, Inc., Class A	3,639	947,741
Norwegian Cruise Line Holdings Ltd.(c)	37,562	925,152
Royal Caribbean Cruises Ltd.(b)	2,817	911,525
		7,399,281
Household Products–0.95%
Church & Dwight Co., Inc.(b)	10,345	906,532
Clorox Co. (The)	7,745	954,959
Colgate-Palmolive Co.(b)	11,481	917,791
Kimberly-Clark Corp.(b)	7,462	927,825
Procter & Gamble Co. (The)	6,071	932,809
		4,639,916
Human Resource & Employment Services–0.76%
Automatic Data Processing, Inc.	3,267	958,864
Dayforce, Inc.(b)(c)	13,865	955,160
Paychex, Inc.	7,178	909,883
Paycom Software, Inc.(b)	4,325	900,206
		3,724,113
Shares		Value
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The)	75,035	$987,460
Vistra Corp.	4,566	894,571
		1,882,031
Industrial Conglomerates–0.39%
3M Co.	6,220	965,220
Honeywell International, Inc.	4,513	949,986
		1,915,206
Industrial Gases–0.38%
Air Products and Chemicals, Inc.(b)	3,346	912,521
Linde PLC	2,035	966,625
		1,879,146
Industrial Machinery & Supplies & Components–2.38%
Dover Corp.	5,478	913,895
Fortive Corp.	20,004	979,996
IDEX Corp.	5,964	970,701
Illinois Tool Works, Inc.(b)	3,639	948,906
Ingersoll Rand, Inc.(b)	11,904	983,508
Nordson Corp.(b)	4,270	969,076
Otis Worldwide Corp.	10,899	996,495
Parker-Hannifin Corp.	1,247	945,413
Pentair PLC	8,742	968,264
Snap-on, Inc.(b)	2,947	1,021,224
Stanley Black & Decker, Inc.(b)	12,411	922,510
Xylem, Inc.	6,936	1,023,060
		11,643,048
Industrial REITs–0.20%
Prologis, Inc.	8,606	985,559
Insurance Brokers–1.00%
Aon PLC, Class A	2,636	939,945
Arthur J. Gallagher & Co.	3,259	1,009,443
Brown & Brown, Inc.	10,327	968,569
Marsh & McLennan Cos., Inc.	4,806	968,553
Willis Towers Watson PLC	2,894	999,732
		4,886,242
Integrated Oil & Gas–0.59%
Chevron Corp.	6,053	939,970
Exxon Mobil Corp.(b)	8,490	957,248
Occidental Petroleum Corp.	20,627	974,626
		2,871,844
Integrated Telecommunication Services–0.39%
AT&T, Inc.	32,711	923,758
Verizon Communications, Inc.(b)	21,964	965,318
		1,889,076
Interactive Home Entertainment–0.44%
Electronic Arts, Inc.	5,610	1,131,537
Take-Two Interactive Software, Inc.(b)(c)	3,942	1,018,455
		2,149,992
Interactive Media & Services–0.57%
Alphabet, Inc., Class A	2,230	542,113
Alphabet, Inc., Class C	1,790	435,954
Match Group, Inc.	25,386	896,634
Meta Platforms, Inc., Class A	1,269	931,928
		2,806,629
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.57%
Akamai Technologies, Inc.(c)	12,445	$942,833
GoDaddy, Inc., Class A(c)	6,589	901,573
VeriSign, Inc.	3,370	942,151
		2,786,557
Investment Banking & Brokerage–1.26%
Charles Schwab Corp. (The)	10,356	988,687
Goldman Sachs Group, Inc. (The)	1,241	988,270
Interactive Brokers Group, Inc., Class A	15,280	1,051,417
Morgan Stanley	6,198	985,234
Raymond James Financial, Inc.(b)	5,730	988,998
Robinhood Markets, Inc., Class A(b)(c)	7,953	1,138,711
		6,141,317
IT Consulting & Other Services–1.01%
Accenture PLC, Class A (Ireland)	3,930	969,138
Cognizant Technology Solutions Corp., Class A(b)	13,811	926,304
EPAM Systems, Inc.(b)(c)	6,239	940,779
Gartner, Inc.(b)(c)	4,026	1,058,314
International Business Machines Corp.	3,718	1,049,071
		4,943,606
Leisure Products–0.19%
Hasbro, Inc.(b)	12,301	933,031
Life & Health Insurance–1.00%
Aflac, Inc.	8,907	994,912
Globe Life, Inc.	6,871	982,347
MetLife, Inc.	12,056	993,053
Principal Financial Group, Inc.	11,929	989,033
Prudential Financial, Inc.	9,039	937,706
		4,897,051
Life Sciences Tools & Services–2.02%
Agilent Technologies, Inc.	7,696	987,782
Bio-Techne Corp.(b)	18,745	1,042,784
Charles River Laboratories International, Inc.(c)	6,232	975,059
Danaher Corp.	4,960	983,370
IQVIA Holdings, Inc.(c)	5,196	986,928
Mettler-Toledo International, Inc.(b)(c)	768	942,804
Revvity, Inc.(b)	11,578	1,014,812
Thermo Fisher Scientific, Inc.(c)	2,019	979,255
Waters Corp.(c)	3,259	977,081
West Pharmaceutical Services, Inc.	3,743	981,901
		9,871,776
Managed Health Care–1.01%
Centene Corp.(c)	29,891	1,066,511
Elevance Health, Inc.	3,043	983,254
Humana, Inc.	3,517	915,018
Molina Healthcare, Inc.(b)(c)	5,213	997,560
UnitedHealth Group, Inc.	2,754	950,956
		4,913,299
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	19,077	961,862
Movies & Entertainment–1.07%
Live Nation Entertainment, Inc.(b)(c)	5,630	919,942
Netflix, Inc.(c)	771	924,367
Shares		Value
Movies & Entertainment–(continued)
TKO Group Holdings, Inc.	4,896	$988,796
Walt Disney Co. (The)	8,249	944,511
Warner Bros. Discovery, Inc.(b)(c)	75,347	1,471,527
		5,249,143
Multi-Family Residential REITs–1.16%
AvalonBay Communities, Inc.	4,958	957,737
Camden Property Trust(b)	8,776	937,101
Equity Residential	14,504	938,844
Essex Property Trust, Inc.(b)	3,623	969,732
Mid-America Apartment Communities, Inc.	6,752	943,457
UDR, Inc.(b)	25,012	931,947
		5,678,818
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(c)	1,949	979,840
Multi-Utilities–2.04%
Ameren Corp.(b)	9,620	1,004,136
CenterPoint Energy, Inc.(b)	25,277	980,748
CMS Energy Corp.	13,411	982,490
Consolidated Edison, Inc.(b)	9,839	989,016
Dominion Energy, Inc.(b)	16,075	983,308
DTE Energy Co.	7,041	995,809
NiSource, Inc.	23,452	1,015,471
Public Service Enterprise Group, Inc.(b)	11,688	975,480
Sempra(b)	11,386	1,024,512
WEC Energy Group, Inc.(b)	8,731	1,000,485
		9,951,455
Office REITs–0.20%
BXP, Inc.(b)	12,931	961,291
Oil & Gas Equipment & Services–0.59%
Baker Hughes Co., Class A	19,902	969,625
Halliburton Co.	41,335	1,016,841
Schlumberger N.V.	26,415	907,884
		2,894,350
Oil & Gas Exploration & Production–1.78%
APA Corp.(b)	41,012	995,771
ConocoPhillips	10,127	957,913
Coterra Energy, Inc.	39,195	926,962
Devon Energy Corp.	26,892	942,834
Diamondback Energy, Inc.	6,840	978,804
EOG Resources, Inc.(b)	7,942	890,457
EQT Corp.	18,667	1,016,045
Expand Energy Corp.	9,681	1,028,509
Texas Pacific Land Corp.(b)	1,018	950,445
		8,687,740
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	5,138	990,298
Phillips 66 Co.(b)	7,268	988,594
Valero Energy Corp.(b)	5,893	1,003,342
		2,982,234
Oil & Gas Storage & Transportation–0.80%
Kinder Morgan, Inc.	34,886	987,623
ONEOK, Inc.(b)	13,023	950,288
Targa Resources Corp.	5,714	957,323
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	15,894	$1,006,885
		3,902,119
Other Specialized REITs–0.40%
Iron Mountain, Inc.	9,804	999,420
VICI Properties, Inc.	28,822	939,885
		1,939,305
Other Specialty Retail–0.40%
Tractor Supply Co.	16,343	929,426
Ulta Beauty, Inc.(b)(c)	1,853	1,013,128
		1,942,554
Packaged Foods & Meats–2.33%
Campbell’s Co. (The)(b)	28,521	900,693
Conagra Brands, Inc.	49,339	903,397
General Mills, Inc.	19,100	963,022
Hershey Co. (The)	5,147	962,746
Hormel Foods Corp.	38,253	946,379
J.M. Smucker Co. (The)	8,681	942,757
Kellanova	12,086	991,294
Kraft Heinz Co. (The)	35,842	933,326
Lamb Weston Holdings, Inc.	17,097	992,994
McCormick & Co., Inc.	14,029	938,680
Mondelez International, Inc., Class A	15,340	958,290
Tyson Foods, Inc., Class A	17,235	935,860
		11,369,438
Paper & Plastic Packaging Products & Materials–0.97%
Amcor PLC	116,059	949,363
Avery Dennison Corp.	5,799	940,424
International Paper Co.(b)	20,555	953,752
Packaging Corp. of America	4,485	977,416
Smurfit WestRock PLC	21,100	898,227
		4,719,182
Passenger Airlines–0.56%
Delta Air Lines, Inc.	15,672	889,386
Southwest Airlines Co.(b)	30,015	957,779
United Airlines Holdings, Inc.(b)(c)	8,949	863,578
		2,710,743
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(c)	10,138	993,220
Personal Care Products–0.37%
Estee Lauder Cos., Inc. (The), Class A	10,925	962,711
Kenvue, Inc.	52,091	845,437
		1,808,148
Pharmaceuticals–1.37%
Bristol-Myers Squibb Co.	20,405	920,266
Eli Lilly and Co.	1,266	965,958
Johnson & Johnson	5,434	1,007,572
Merck & Co., Inc.	11,367	954,032
Pfizer, Inc.	38,876	990,561
Viatris, Inc.	93,957	930,174
Zoetis, Inc.	6,439	942,154
		6,710,717
Property & Casualty Insurance–2.40%
Allstate Corp. (The)	4,776	1,025,168
Shares		Value
Property & Casualty Insurance–(continued)
American International Group, Inc.	12,246	$961,801
Arch Capital Group Ltd.	10,543	956,566
Assurant, Inc.(b)	4,563	988,346
Chubb Ltd.	3,444	972,069
Cincinnati Financial Corp.	6,271	991,445
Erie Indemnity Co., Class A(b)	2,916	927,755
Hartford Insurance Group, Inc. (The)	7,278	970,812
Loews Corp.	9,938	997,676
Progressive Corp. (The)	3,877	957,425
Travelers Cos., Inc. (The)	3,507	979,225
W.R. Berkley Corp.	13,238	1,014,296
		11,742,584
Publishing–0.21%
News Corp., Class A	25,255	775,581
News Corp., Class B	7,463	257,847
		1,033,428
Rail Transportation–0.63%
CSX Corp.	29,130	1,034,406
Norfolk Southern Corp.	3,429	1,030,106
Union Pacific Corp.	4,340	1,025,846
		3,090,358
Real Estate Services–0.38%
CBRE Group, Inc., Class A(c)	5,916	932,125
CoStar Group, Inc.(c)	11,069	933,892
		1,866,017
Regional Banks–0.98%
Citizens Financial Group, Inc.	18,437	980,111
Huntington Bancshares, Inc.(b)	54,087	934,083
M&T Bank Corp.(b)	4,820	952,528
Regions Financial Corp.	35,325	931,520
Truist Financial Corp.	21,170	967,892
		4,766,134
Reinsurance–0.20%
Everest Group Ltd.	2,809	983,796
Research & Consulting Services–0.80%
Equifax, Inc.	3,890	997,902
Jacobs Solutions, Inc.	6,601	989,226
Leidos Holdings, Inc.	5,296	1,000,732
Verisk Analytics, Inc.	3,661	920,778
		3,908,638
Restaurants–1.37%
Chipotle Mexican Grill, Inc.(c)	24,675	967,013
Darden Restaurants, Inc.	4,550	866,138
Domino’s Pizza, Inc.(b)	2,135	921,701
DoorDash, Inc., Class A(c)	3,710	1,009,083
McDonald’s Corp.(b)	3,123	949,048
Starbucks Corp.	11,526	975,100
Yum! Brands, Inc.	6,541	994,232
		6,682,315
Retail REITs–0.99%
Federal Realty Investment Trust	9,509	963,357
Kimco Realty Corp.	42,833	935,901
Realty Income Corp.	16,068	976,774
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.(b)	13,250	$965,925
Simon Property Group, Inc.	5,329	1,000,093
		4,842,050
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	6,635	935,137
Public Storage	3,309	955,805
		1,890,942
Semiconductor Materials & Equipment–0.93%
Applied Materials, Inc.(b)	5,738	1,174,798
KLA Corp.(b)	1,004	1,082,915
Lam Research Corp.	8,731	1,169,081
Teradyne, Inc.	7,947	1,093,825
		4,520,619
Semiconductors–2.87%
Advanced Micro Devices, Inc.(c)	5,988	968,798
Analog Devices, Inc.	3,864	949,385
Broadcom, Inc.	2,603	858,756
First Solar, Inc.(c)	4,603	1,015,100
Intel Corp.	37,880	1,270,874
Microchip Technology, Inc.	14,754	947,502
Micron Technology, Inc.	6,691	1,119,538
Monolithic Power Systems, Inc.(b)	1,092	1,005,339
NVIDIA Corp.	5,387	1,005,106
NXP Semiconductors N.V. (Netherlands)	4,357	992,220
ON Semiconductor Corp.(b)(c)	19,399	956,565
QUALCOMM, Inc.	5,879	978,030
Skyworks Solutions, Inc.	12,696	977,338
Texas Instruments, Inc.	5,191	953,742
		13,998,293
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	31,829	933,545
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Co. (The)	14,083	933,985
Keurig Dr Pepper, Inc.	34,810	888,003
Monster Beverage Corp.(c)	15,202	1,023,247
PepsiCo, Inc.	6,696	940,386
		3,785,621
Specialty Chemicals–1.37%
Albemarle Corp.(b)	12,767	1,035,148
DuPont de Nemours, Inc.	12,552	977,801
Eastman Chemical Co.	14,683	925,763
Ecolab, Inc.	3,549	971,929
International Flavors & Fragrances, Inc.	14,814	911,654
PPG Industries, Inc.(b)	8,781	922,971
Sherwin-Williams Co. (The)	2,692	932,132
		6,677,398
Steel–0.39%
Nucor Corp.(b)	6,732	911,715
Steel Dynamics, Inc.(b)	7,197	1,003,478
		1,915,193
Systems Software–1.38%
CrowdStrike Holdings, Inc., Class A(c)	2,203	1,080,307
Fortinet, Inc.(c)	11,746	987,604
Shares		Value
Systems Software–(continued)
Gen Digital, Inc.(b)	32,656	$927,104
Microsoft Corp.	1,909	988,767
Oracle Corp.	2,930	824,033
Palo Alto Networks, Inc.(b)(c)	4,840	985,521
ServiceNow, Inc.(c)	1,034	951,569
		6,744,905
Technology Distributors–0.18%
CDW Corp.	5,634	897,384
Technology Hardware, Storage & Peripherals–1.69%
Apple, Inc.(e)	4,127	1,050,858
Dell Technologies, Inc., Class C	7,503	1,063,700
Hewlett Packard Enterprise Co.	39,083	959,878
HP, Inc.	33,668	916,780
NetApp, Inc.	7,732	915,933
Seagate Technology Holdings PLC	4,853	1,145,599
Super Micro Computer, Inc.(b)(c)	21,261	1,019,252
Western Digital Corp.	9,858	1,183,552
		8,255,552
Telecom Tower REITs–0.59%
American Tower Corp.(b)	4,931	948,330
Crown Castle, Inc.	10,158	980,146
SBA Communications Corp., Class A	4,935	954,182
		2,882,658
Timber REITs–0.19%
Weyerhaeuser Co.	38,055	943,383
Tobacco–0.39%
Altria Group, Inc.	14,422	952,717
Philip Morris International, Inc.	5,778	937,192
		1,889,909
Trading Companies & Distributors–0.59%
Fastenal Co.(b)	19,912	976,484
United Rentals, Inc.(b)	1,018	971,844
W.W. Grainger, Inc.	960	914,842
		2,863,170
Transaction & Payment Processing Services–1.73%
Block, Inc., Class A(c)	12,953	936,113
Corpay, Inc.(c)	3,157	909,405
Fidelity National Information Services, Inc.	14,392	949,008
Fiserv, Inc.(c)	7,229	932,035
Global Payments, Inc.	11,226	932,656
Jack Henry & Associates, Inc.(b)	6,047	900,580
Mastercard, Inc., Class A	1,649	937,968
PayPal Holdings, Inc.(c)	14,551	975,790
Visa, Inc., Class A	2,825	964,399
		8,437,954
Water Utilities–0.20%
American Water Works Co., Inc.(b)	6,897	959,993
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.	3,974	951,296
Total Common Stocks & Other Equity Interests (Cost $248,892,720)		483,743,674
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(f)	1,549,512	$1,549,512
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(f)	2,877,648	2,877,648
Total Money Market Funds (Cost $4,427,160)		4,427,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $253,319,880)		488,170,834
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–22.06%
Invesco Private Government Fund, 4.14%(d)(f)(g)	31,832,247	31,832,247
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.26%(d)(f)(g)	75,871,245	$75,894,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $107,725,841)		107,726,253
TOTAL INVESTMENTS IN SECURITIES–122.04% (Cost $361,045,721)		595,897,087
OTHER ASSETS LESS LIABILITIES—(22.04)%		(107,625,642)
NET ASSETS–100.00%		$488,271,445
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Invesco Ltd.	$948,377	$159,140	$(467,179)	$232,236	$116,209	$988,783	$36,444
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,109,483	16,311,751	(15,871,722)	-	-	1,549,512	31,184
Invesco Treasury Portfolio, Institutional Class	2,060,428	30,293,252	(29,476,032)	-	-	2,877,648	57,435
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,318,246	283,862,205	(289,348,204)	-	-	31,832,247	1,129,658*
Invesco Private Prime Fund	97,157,933	589,058,284	(610,317,891)	412	(4,732)	75,894,006	3,007,659*
Total	$138,594,467	$919,684,632	$(945,481,028)	$232,648	$111,477	$113,142,196	$4,262,380

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	31	December-2025	$4,798,800	$70,650	$70,650
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$483,743,674	$—	$—	$483,743,674
Money Market Funds	4,427,160	107,726,253	—	112,153,413
Total Investments in Securities	488,170,834	107,726,253	—	595,897,087
Other Investments - Assets*
Futures Contracts	70,650	—	—	70,650
Total Investments	$488,241,484	$107,726,253	$—	$595,967,737

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund